Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Research and development expenses, net		$ (1,126)	$ (992)	$ (1,608)
Marketing expenses				(81)
General and administrative expenses		(1,348)	(805)	(1,326)
Other expenses (expenses for merger with NLS)		(88)	(269)
Operating loss		(2,562)	(2,066)	(3,015)
Financing income		369	6	36
Financing expenses related to convertible instruments		(6,008)	(5,044)	(239)
Other financing expenses		(99)	(93)	(114)
Net financing expenses		(5,738)	(5,131)	(317)
Loss before taxes on income		(8,300)	(7,197)	(3,332)
Total Loss		(8,300)	(7,197)	(3,332)
Net loss attributable to common shareholders		$ (8,300)	$ (7,197)	$ (3,332)
Basic loss per share (in USD) (in Dollars per share)		$ (2.16)	$ (2.43)	$ (1.13)
Diluted loss per share (in Dollars per share)		$ (2.16)	$ (2.43)	$ (1.13)
Weighted average common shares used in computing basic net loss per common share (in Shares)	[1]	3,843,984	2,959,303	2,955,027
Weighted average common shares used in computing diluted net loss per common share (in Shares)	[1]	3,843,984	2,959,303	2,955,027
Net Loss		$ (8,300)	$ (7,197)	$ (3,332)
Adjustments arising from translating financial statements from functional currency to presentation currency		(751)	(92)	(98)
Total other comprehensive loss		(751)	(92)	(98)
Total comprehensive loss		$ (9,051)	$ (7,289)	$ (3,430)

[1]	The weighted average shares outstanding have been restated to reflect the recapitalization and the 0.706 exchange ratio.